LONG TERM DEBT (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($) months days	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($) days warrants months
Long Term Debt 1	$ 1,500,000
Long Term Debt 2	60	60
Long Term Debt 3	15,000,000
Long Term Debt 4	15.00%	15.00%
Long Term Debt 5	30,000
Long Term Debt 6	100,000
Long Term Debt 7	1,500,000	1,500,000
Long Term Debt 8	$ 0.18
Long Term Debt 9	137,291
Long Term Debt 10	0.62%	0.62%
Long Term Debt 11	88.06%	88.06%
Long Term Debt 12	1,095	1,095
Long Term Debt 13	0.18
Long Term Debt 14	0.17
Long Term Debt 15	5.00%	5.00%
Long Term Debt 16	106,083
Long Term Debt 17	1,803,417
Long Term Debt 18	0.8
Long Term Debt 19	0.9
Long Term Debt 20	15,000,000
Long Term Debt 21	15,000,000
Long Term Debt 22	1,500,000
Long Term Debt 23		3,000,000
Long Term Debt 24	10.00%	10.00%
Long Term Debt 25		4,500,000
Long Term Debt 26	10.00%	10.00%
Long Term Debt 27	15,000,000
Long Term Debt 28	15,000,000
Long Term Debt 29	1,500,000
Long Term Debt 30		3,000,000
Long Term Debt 31	10.00%	10.00%
Long Term Debt 32		4,500,000
Long Term Debt 33	10.00%	10.00%
Long Term Debt 34	5.00%	5.00%
Long Term Debt 35	12	12
Long Term Debt 36	80.00%	80.00%
Long Term Debt 37	1.00%	1.00%
Long Term Debt 38	14,062,500	14,062,500
Long Term Debt 39		0.16
Long Term Debt 40	1,039,566
Long Term Debt 41	0.40%	0.40%
Long Term Debt 42	87.35%	87.35%
Long Term Debt 43	1,095	1,095
Long Term Debt 44		0.16
Long Term Debt 45	105,380
Long Term Debt 46	585,091
Long Term Debt 47	55,466
Long Term Debt 48	37,921
Long Term Debt 49	10	10
Long Term Debt 50	12,500,000
Long Term Debt 51	2,500,000
Long Term Debt 1			3,169,514
Long Term Debt 2			1,000
Long Term Debt 3			1,000
Long Term Debt 4			10.00%
Long Term Debt 5			1,500
Long Term Debt 6			0.2
Long Term Debt 7			112,500
Long Term Debt 8			0.2
Long Term Debt 9			10.00%
Long Term Debt 10			383,670
Long Term Debt 11			0.30%
Long Term Debt 12			86.59%
Long Term Debt 13			549
Long Term Debt 14			$ 0.2
Long Term Debt 15			261,737
Long Term Debt 16			405,520
Long Term Debt 17			246,770
Long Term Debt 18			4,300,000
Long Term Debt 19			1,000
Long Term Debt 20			10.00%
Long Term Debt 21			750
Long Term Debt 22			0.4
Long Term Debt 23			10.00%
Long Term Debt 24			308,379
Long Term Debt 25			0.40%
Long Term Debt 26			84.11%
Long Term Debt 27			548
Long Term Debt 28			$ 0.2794
Long Term Debt 29			110,679
Long Term Debt 30			424,067
Long Term Debt 31			138,618
Long Term Debt 32			6.50%
Long Term Debt 33			1,500,000
Long Term Debt 34			60
Long Term Debt 35			15,000,000
Long Term Debt 36			15.00%
Long Term Debt 37			30,000
Long Term Debt 38			100,000
Long Term Debt 39			1,500,000
Long Term Debt 40			$ 0.18
Long Term Debt 41			137,291
Long Term Debt 42			0.62%
Long Term Debt 43			88.06%
Long Term Debt 44			1,095
Long Term Debt 45			0.18
Long Term Debt 46			0.17
Long Term Debt 47			14,955,308
Long Term Debt 48			0.16
Long Term Debt 49			18
Long Term Debt 50			912,274
Long Term Debt 51			0.62%
Long Term Debt 52			72.52%
Long Term Debt 53			549
Long Term Debt 54			0.16
Long Term Debt 55			$ 0.17
Long Term Debt 56			358,413
Long Term Debt 57			319,634
Long Term Debt 58			1,590,321
Long Term Debt 59			5.00%
Long Term Debt 60			12
Long Term Debt 61			$ 1,909,500